Investments Accounted for Using the Equity Method (Principal Activities of Material Associates) (Details) - CNY (¥)			12 Months Ended
	Jul. 09, 2021	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Secco Petrochemical Company Limited (“Shanghai Secco”)
Place of business/country of incorporation			Mainland China
Percentage of ownership interest			20.00%	20.00%
Principal activities			Manufacturing and distribution of chemical products
Investments in associates			¥ 1,270,351,000	¥ 2,731,547,000
Paid Up Capital			¥ 500,000,000
Proportion Of Ownership Interests Held By A Subsidiary			0.00%
Legal form of entity			Incorporated
Reduction of issued capital	¥ 7,300,811,000
Decrease caused by associates capital reduction investment in associates			¥ 1,460,258,000
Impairment loss on investment in associates			¥ 0
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | The Company [Member]
Disclosure of associates [line items]
Percentage of ownership interest	20.00%
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | SinopecCorp [Member]
Disclosure of associates [line items]
Percentage of ownership interest	30.00%
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | Gaoqiao Company [Member]
Disclosure of associates [line items]
Percentage of ownership interest	50.00%
Shanghai Secco Petrochemical Company Limited ("Shanghai Secco") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest			20.00%
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Chemical Industry Park Development Company Limited (“Chemical Industry”)
Place of business/country of incorporation			Mainland China
Percentage of ownership interest			38.26%	38.26%
Principal activities			Planning, development and operation of the Chemical Industry Park in Shanghai, PRC
Investments in associates			¥ 2,023,586,000	¥ 1,907,791,000
Paid Up Capital			¥ 2,372,439,000
Proportion Of Ownership Interests Held By A Subsidiary			0.00%
Legal form of entity			Incorporated
Impairment loss on investment in associates			¥ 0
Shanghai Chemical Industry Park Development Company Limited ("Chemical Industry") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest			38.26%
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Jinsen Hydrocarbon Resins Company Limited (“Jinsen”)
Place of business/country of incorporation			Mainland China
Percentage of ownership interest			40.00%	40.00%
Principal activities			Production of resins products
Investments in associates			¥ 16,189,000	¥ 51,244,000
Paid Up Capital			¥ 193,695,000
Proportion Of Ownership Interests Held By A Subsidiary			40.00%
Legal form of entity			Incorporated
Impairment loss on investment in associates			¥ 28,392,000	¥ 0
Shanghai Jinsen Hydrocarbon Resins Company Limited ("Jinsen") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest			0.00%
Shanghai Azbil Automation Company Limited ("Azbil") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Azbil Automation Company Limited (“Azbil”)
Place of business/country of incorporation			Mainland China
Percentage of ownership interest			40.00%	40.00%
Principal activities			Service and maintenance of building automation systems and products
Investments in associates			¥ 68,567,000	¥ 63,083,000
Paid Up Capital			¥ 24,440,000
Proportion Of Ownership Interests Held By A Subsidiary			40.00%
Legal form of entity			Incorporated
Impairment loss on investment in associates			¥ 0
Shanghai Azbil Automation Company Limited ("Azbil") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest			0.00%
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member]
Disclosure of associates [line items]
Name of entity			Shanghai Shidian Energy Company Limited (“Shidian Energy”)
Place of business/country of incorporation			Mainland China
Percentage of ownership interest			40.00%	40.00%
Principal activities			Electric power supply
Investments in associates			¥ 334,073,000	¥ 317,401,000
Paid Up Capital			¥ 800,000,000
Proportion Of Ownership Interests Held By A Subsidiary			40.00%
Legal form of entity			Incorporated
Impairment loss on investment in associates			¥ 0
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | The Company [member]
Disclosure of associates [line items]
Percentage of ownership interest			0.00%
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest		40.00%
Percentage of ownership interest acquired					40.00%
Investments in associates					¥ 320,000,000
Shanghai Shidian Energy Company Limited ("Shidian Energy") [member] | Toufa [member] | Property, plant and equipment [member]
Disclosure of associates [line items]
Investments in associates					¥ 71,816,000
Pinghu China Aviation Oil Port Co., Ltd. ("Pinghu Port") [member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest				29.00%
Investments in associates				¥ 27,603,000
CRRC Materials Qin Dao Company Limited [Member] | Toufa [member]
Disclosure of associates [line items]
Percentage of ownership interest			13.00%
Investments in associates			¥ 26,000,000